Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Computer equipment and software [Member]
Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	3 years	3 years
Furniture and fixtures [Member]
Significant Accounting Policies and Practices (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	5 years	5 years